Cover Page	Feb. 01, 2020
Cover page.
Entity Central Index Key	0000798941
Amendment Flag	false
Document Type	8-K
Document Period End Date	Feb. 01, 2020
Entity Registrant Name	First Citizens BancShares Inc /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16715
Entity Tax Identification Number	56-1528994
Entity Address, Address Line One	4300 Six Forks Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	919
Local Phone Number	716-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, Par Value $1
Trading Symbol	FCNCA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false